LEASES - Schedule Of Future Minimum Payments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Total Operating Leases
2021	¥ 4,055	¥ 3,858
2022	4,066	3,826
2023	4,037	3,733
2024	3,871	3,660
2025	3,655	3,466
Thereafter	26,035	25,730
Total minimum lease payments	45,719	44,273
Less: amount representing interest	14,079	13,819
Present value of minimum lease payments	31,640	30,454
Total Finance Leases
2021	140	129
2022	155	144
2023	157	146
2024	157	147
2025	158	147
Thereafter	3,824	3,575
Total minimum lease payments	4,591	4,288
Less: amount representing interest	1,866	1,760
Present value of minimum lease payments	¥ 2,725	¥ 2,528